Vessels, Net, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Vessel Cost
Vessel Cost, Beginning Balance	$ 1,160,911	$ 1,012,604
Transfers from Advances for vessel acquisitions and vessel under construction	119,520	148,307
Impairment loss	(12,899)
Transfer to Assets held for sale	(42,775)
Vessel Cost,Ending Balance	1,224,757	1,160,911	$ 1,012,604
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(200,488)	(157,404)
Transfer to Assets held for sale	11,025
Depreciation	(47,133)	(43,084)	(37,394)
Accumulated Depreciation, Ending Balance	(236,596)	(200,488)	(157,404)
Net Book Value
Net Book Value, Beginning Balance	960,423	855,200
Transfers from Advances for vessel acquisitions and vessel under construction	119,520	148,307
Impairment loss	(12,899)
Transfer to Assets held for sale	(31,750)
Depreciation	(47,133)	(43,084)	(37,394)
Net Book Value, Ending Balance	988,161	$ 960,423	$ 855,200
Property Plant And Equipment Collateral For Debt	$ 1,009,911